Cover Page	9 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	MEI Pharma, Inc.
Entity Tax Identification Number	51-0407811
Entity Central Index Key	0001262104
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
City Area Code	858
Local Phone Number	369-7100
Entity Small Business	true
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11455 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
City Area Code	858
Local Phone Number	369-7100
Entity Address, Address Line One	11455 El Camino Real
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Contact Personnel Name	David M. Urso